Deferred tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of deferred tax assets and liabilities recognized
The following are the major deferred tax liabilities and assets recognized by the Group and the movements thereon during the years ended December 31, 2023, 2024 and 2025.

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
At January 1, 2024	$304	$(293)	$2,576	$2,587
(Credited)/charged to profit or loss	(308)	127	(285)	(466)
Exchange differences	2	42	—	44
At December 31, 2024 and January 1, 2025	(2)	(124)	2,291	2,165
Credited to profit or loss	(57)	—	(131)	(188)
Eliminated on disposal of a subsidiary (note 34)	54	132	$(2,160)	(1,974)
Exchange differences	13	(8)	—	5
At December 31, 2025	$8	$—	$—	$8

Summary of expiry date of cumulative tax losses explanatory
The expiry dates of the cumulative tax losses are as follows:

	2025	2024
Within 1 year	$—	$2,334
Over 1 year but within 5 years	—	16,897
Over 5 years but within 10 years	—	19,802
Do not expire under the relevant tax legislation	83,265	79,444
	$83,265	$118,477